Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE MUNICIPALS TRUST II
Entity Central Index Key	0000914529
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000013069
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield Municipal Income Fund
Class Name	Class A
Trading Symbol	ETHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 1,696,856,974
Holdings Count | Holding	425
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,696,856,974
# of Portfolio Holdings	425
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.4%
Lease Rev./Cert. of Participation	3.2%
Other Revenue	3.5%
Education	4.1%
Housing	6.4%
General Obligations	8.4%
Senior Living/Life Care	11.0%
Special Tax Revenue	11.6%
Industrial Development Revenue	12.5%
Hospital	15.2%
Transportation	18.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013071
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield Municipal Income Fund
Class Name	Class C
Trading Symbol	ECHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.66%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.66%
AssetsNet	$ 1,696,856,974
Holdings Count | Holding	425
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,696,856,974
# of Portfolio Holdings	425
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.4%
Lease Rev./Cert. of Participation	3.2%
Other Revenue	3.5%
Education	4.1%
Housing	6.4%
General Obligations	8.4%
Senior Living/Life Care	11.0%
Special Tax Revenue	11.6%
Industrial Development Revenue	12.5%
Hospital	15.2%
Transportation	18.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000048637
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield Municipal Income Fund
Class Name	Class I
Trading Symbol	EIHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 1,696,856,974
Holdings Count | Holding	425
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,696,856,974
# of Portfolio Holdings	425
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.4%
Lease Rev./Cert. of Participation	3.2%
Other Revenue	3.5%
Education	4.1%
Housing	6.4%
General Obligations	8.4%
Senior Living/Life Care	11.0%
Special Tax Revenue	11.6%
Industrial Development Revenue	12.5%
Hospital	15.2%
Transportation	18.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000231374
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield Municipal Income Fund
Class Name	Class W
Trading Symbol	EWHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 1,696,856,974
Holdings Count | Holding	425
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,696,856,974
# of Portfolio Holdings	425
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.4%
Lease Rev./Cert. of Participation	3.2%
Other Revenue	3.5%
Education	4.1%
Housing	6.4%
General Obligations	8.4%
Senior Living/Life Care	11.0%
Special Tax Revenue	11.6%
Industrial Development Revenue	12.5%
Hospital	15.2%
Transportation	18.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000154967
Shareholder Report [Line Items]
Fund Name	Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund
Class Name	Class A
Trading Symbol	EALBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 72,424,916
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$72,424,916
# of Portfolio Holdings	95
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.2%
Senior Living/Life Care	4.2%
Transportation	6.5%
Water and Sewer	6.6%
Electric Utilities	7.3%
Education	8.4%
Hospital	8.4%
Other Revenue	8.6%
Housing	12.4%
General Obligations	31.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000154968
Shareholder Report [Line Items]
Fund Name	Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund
Class Name	Class C
Trading Symbol	ECLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.39%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.39%
AssetsNet	$ 72,424,916
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$72,424,916
# of Portfolio Holdings	95
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.2%
Senior Living/Life Care	4.2%
Transportation	6.5%
Water and Sewer	6.6%
Electric Utilities	7.3%
Education	8.4%
Hospital	8.4%
Other Revenue	8.6%
Housing	12.4%
General Obligations	31.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000154969
Shareholder Report [Line Items]
Fund Name	Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund
Class Name	Class I
Trading Symbol	EILBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
AssetsNet	$ 72,424,916
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$72,424,916
# of Portfolio Holdings	95
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.2%
Senior Living/Life Care	4.2%
Transportation	6.5%
Water and Sewer	6.6%
Electric Utilities	7.3%
Education	8.4%
Hospital	8.4%
Other Revenue	8.6%
Housing	12.4%
General Obligations	31.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081348
Shareholder Report [Line Items]
Fund Name	Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Class Name	Class A
Trading Symbol	EALTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
AssetsNet	$ 727,025,975
Holdings Count | Holding	441
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$727,025,975
# of Portfolio Holdings	441
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.3%
Short-Term Investments	3.5%
Education	3.9%
Special Tax Revenue	4.9%
Water and Sewer	5.5%
Transportation	5.7%
Other Revenue	6.3%
Hospital	8.2%
Housing	10.6%
General Obligations	42.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081349
Shareholder Report [Line Items]
Fund Name	Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Class Name	Class C
Trading Symbol	ECLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.38%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.38%
AssetsNet	$ 727,025,975
Holdings Count | Holding	441
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$727,025,975
# of Portfolio Holdings	441
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.3%
Short-Term Investments	3.5%
Education	3.9%
Special Tax Revenue	4.9%
Water and Sewer	5.5%
Transportation	5.7%
Other Revenue	6.3%
Hospital	8.2%
Housing	10.6%
General Obligations	42.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081350
Shareholder Report [Line Items]
Fund Name	Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Class Name	Class I
Trading Symbol	EILTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 727,025,975
Holdings Count | Holding	441
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$727,025,975
# of Portfolio Holdings	441
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.3%
Short-Term Investments	3.5%
Education	3.9%
Special Tax Revenue	4.9%
Water and Sewer	5.5%
Transportation	5.7%
Other Revenue	6.3%
Hospital	8.2%
Housing	10.6%
General Obligations	42.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081345
Shareholder Report [Line Items]
Fund Name	Parametric TABS Intermediate-Term Municipal Bond Fund
Class Name	Class A
Trading Symbol	EITAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 450,778,916
Holdings Count | Holding	145
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$450,778,916
# of Portfolio Holdings	145
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.2%
Short-Term Investments	3.1%
Bond Bank	3.6%
Education	5.8%
Hospital	6.7%
Housing	9.3%
Special Tax Revenue	9.4%
Water and Sewer	9.5%
U.S. Treasury Obligations	14.6%
General Obligations	28.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081346
Shareholder Report [Line Items]
Fund Name	Parametric TABS Intermediate-Term Municipal Bond Fund
Class Name	Class C
Trading Symbol	EITCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.60%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%
AssetsNet	$ 450,778,916
Holdings Count | Holding	145
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$450,778,916
# of Portfolio Holdings	145
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.2%
Short-Term Investments	3.1%
Bond Bank	3.6%
Education	5.8%
Hospital	6.7%
Housing	9.3%
Special Tax Revenue	9.4%
Water and Sewer	9.5%
U.S. Treasury Obligations	14.6%
General Obligations	28.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081347
Shareholder Report [Line Items]
Fund Name	Parametric TABS Intermediate-Term Municipal Bond Fund
Class Name	Class I
Trading Symbol	ETIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 450,778,916
Holdings Count | Holding	145
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$450,778,916
# of Portfolio Holdings	145
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.2%
Short-Term Investments	3.1%
Bond Bank	3.6%
Education	5.8%
Hospital	6.7%
Housing	9.3%
Special Tax Revenue	9.4%
Water and Sewer	9.5%
U.S. Treasury Obligations	14.6%
General Obligations	28.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000074079
Shareholder Report [Line Items]
Fund Name	Parametric TABS Short-Term Municipal Bond Fund
Class Name	Class A
Trading Symbol	EABSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 161,323,545
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$161,323,545
# of Portfolio Holdings	88
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.9%
Water and Sewer	3.5%
Short-Term Investments	4.1%
Education	4.3%
Other Revenue	7.1%
Hospital	10.8%
Housing	13.8%
U.S. Treasury Obligations	15.5%
General Obligations	33.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000074080
Shareholder Report [Line Items]
Fund Name	Parametric TABS Short-Term Municipal Bond Fund
Class Name	Class C
Trading Symbol	ECBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
AssetsNet	$ 161,323,545
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$161,323,545
# of Portfolio Holdings	88
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.9%
Water and Sewer	3.5%
Short-Term Investments	4.1%
Education	4.3%
Other Revenue	7.1%
Hospital	10.8%
Housing	13.8%
U.S. Treasury Obligations	15.5%
General Obligations	33.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000074081
Shareholder Report [Line Items]
Fund Name	Parametric TABS Short-Term Municipal Bond Fund
Class Name	Class I
Trading Symbol	EIBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 161,323,545
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$161,323,545
# of Portfolio Holdings	88
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.9%
Water and Sewer	3.5%
Short-Term Investments	4.1%
Education	4.3%
Other Revenue	7.1%
Hospital	10.8%
Housing	13.8%
U.S. Treasury Obligations	15.5%
General Obligations	33.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761